Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Summary of currency analysis of bank borrowings
A currency analysis of bank borrowings as of the end of the reporting periods is as follows:

	As of December 31,
	2019	2020
	HK$	HK$

Hong Kong dollars	—	116,000,000
United States dollars	—	116,280,000

	—	232,280,000